Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Award Grant Practices. Our Compensation Committee has adopted a policy regarding the granting of equity-based awards, including stock options and PSUs granted to named executive officers. Under the policy, annual equity awards are generally granted on March 1 and other equity awards (such as retention, new hire or promotion awards) are granted on predetermined dates intended to be outside of blackout periods under our Insider Trading Policy. However, in limited circumstances, our Board, Compensation Committee or General Counsel may approve grants to be effective at other times, including in the event a predetermined date falls within a blackout period. During 2024, we did not time or set the terms of equity awards to take advantage of the release of earnings or take into account other material nonpublic information, and we did not time our disclosure of material nonpublic information to benefit award recipients.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false